Leases - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets
Property, plant and equipment	$ 10,888	$ 10,125
Assets leased to others
Operating Leased Assets
Property, plant and equipment	$ 500